Consolidated Statements of Net Income (Loss) $ in Millions	12 Months Ended
	Jan. 31, 2026 CAD ($) $ / shares	Jan. 31, 2025 CAD ($) $ / shares
Profit or loss [abstract]
Revenues	$ 8,442.7	$ 7,902.9
Cost of sales	6,555.4	6,125.0
Gross profit	1,887.3	1,777.9
Operating expenses
Selling and marketing	463.0	439.8
Research and development	434.7	391.1
General and administrative	373.1	315.4
Other operating (income) expenses	(12.7)	67.9
Impairment charge	229.8	9.4
Total operating expenses	1,487.9	1,223.6
Operating income	399.4	554.3
Financing costs	211.9	198.2
Financing income	(11.0)	(8.0)
Foreign exchange (gain) loss on long-term debt	(167.0)	209.1
Income before income taxes	365.5	155.0
Income tax expense	25.1	90.4
Net income from continuing operations	340.4	64.6
Net loss from discontinued operations	(51.1)	(277.6)
Net income (loss)	289.3	(213.0)
Attributable to shareholders	291.6	(213.1)
Attributable to non-controlling interest	$ (2.3)	$ 0.1
Basic earnings per share - continuing operations | (per share)	$ 4.69	$ 0.88
Diluted earnings per share - continuing operations | (per share)	4.64	0.86
Basic loss per share - discontinued operations | (per share)	(0.7)	(3.77)
Diluted loss per share - discontinued operations | (per share)	(0.69)	(3.72)
Basic earnings (loss) per share | (per share)	3.99	(2.89)
Diluted earnings (loss) per share | (per share)	$ 3.95	$ (2.86)